UMB SCOUT FUNDS

MONEY MARKET FUND

QUARTERLY REPORT

SEPTEMBER 30, 1998

A no-load mutual fund with primary emphasis on maximum income consistent with safety of principal and maintenance of liquidity.

TO THE SHAREHOLDERS

The UMB Scout Money Market Fund's Federal Portfolio earned 1.28% for the quarter ended September 30, 1998, while the Prime Portfolio earned
1.29%. The 7-day current yield on September 30 was 5.01% for the Federal Portfolio and 5.08% for the Prime Portfolio. The Fund invests in high-quality short-term debt instruments and seeks maximum income consistent with safety of principal and liquidity.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money market rates remained relatively stable in July and August, but September was a far different story. Evidence of continued worldwide economic weakness combined with serious economic problems in Russia spurred widespread anticipation of an interest rate cut by the Federal Reserve. The Fed did not disappoint the market and cut the benchmark Fed Funds rate to 5.25% from 5.50% on September 29.

The domestic market also felt the effect of a "flight to quality" by international investors who turned to U.S. Treasury securities for protection from less stable markets. The yield differences between corporate issues and Treasuries widened dramatically. The 7-day yield of the Fund's Federal Portfolio dropped below 5.00% for the first time since May. Given the current economic climate, it seems prudent to join the consensus of market opinion in believing that the latest rate cut by the Fed will be only the first in a series.

We continue to emphasize quality in the holdings of both portfolios. At the quarter's end, the average life of the Federal Portfolio was 20 days and the average life of the Prime Portfolio was 15 days. Both portfolios had more than 30% of assets maturing within one week. This structure allows us to take advantage of the fact that rates normally spike higher at the end of a quarter but issuers are paying premiums for maturities under 30 days.

We want to remind all shareholders that the Fund name is changing to UMB Scout Money Market Fund, Inc., effective October 31, 1998. However, the ticker symbols will not change: UMFXX for the Federal Portfolio and UMPXX for the Prime Portfolio.

We appreciate your continued interest in the UMB Scout Money Market Fund and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust
UMB Investment Advisors

FUND DIVERSIFICATION - PIE CHART - FEDERAL PORTFOLIO

FUND DIVERSIFICATION - PIE CHART - PRIME PORTFOLIO


Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (unaudited)

Statement of Net Assets

        FACE                                                                                                    Market
        AMOUNT          DESCRIPTION                                                                             Value

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 99.36%
$       11,700,000      Amgen, Inc., 5.51%, due October 6, 1998                                             $  11,691,046
         5,800,000      Amgen, Inc., 5.50%, due October 20, 1998                                                5,783,164
        10,000,000      Amgen, Inc., 5.50%, due October 27, 1998                                                9,960,278
        17,185,000      Anheuser-Busch Cos. Inc., 5.68%, due October 1, 1998                                   17,185,000
        25,000,000      Anheuser-Busch Cos. Inc., 5.50%, due October 9,1998                                    24,969,444
        10,000,000      Becton Dickenson, 5.51%, due October 2, 1998                                            9,998,469
         4,720,000      Bell Atlantic Network Funding, 5.50%, due October 1, 1998                               4,720,000
         7,759,000      Bell Atlantic Network Funding, 5.50%, due October 7, 1998                               7,751,888
         3,000,000      BellSouth Telecommunications, 5.52%, due October 5, 1998                                2,998,160
         3,310,000      BellSouth Telecommunications, 5.52%, due October 6, 1998                                3,307,462
         2,169,000      BellSouth Telecommunications, 5.50%, due October 20, 1998                               2,162,704
         7,500,000      California Pollution Control Rev., FDG, 5.54%, due October 13, 1998                     7,500,000
        11,000,000      California Pollution Control Rev., 5.53%, due October 5, 1998                          11,000,000
        12,000,000      California Pollution Control Rev., 5.55%, due October 5, 1998                          12,000,000
         9,000,000      California Pollution Control Rev., 5.57%, due October 14, 1998                          9,000,000
        15,000,000      Chevron USA, Inc., 5.52%, due October 1, 1998                                          15,000,000
        11,200,000      Coca Cola Co., 5.48%, due October 2, 1998                                              11,198,295
        20,000,000      Deere & Co., 5.50%, due October 9, 1998                                                19,975,556
        10,000,000      Disney (Walt) Co., 5.50%, due October 7, 1998                                           9,990,833
        13,700,000      Donnelly (R.R.) & Sons Co., 5.50%, due October 15, 1998                                13,670,697
         8,300,000      Dover Corp., 5.51%, due October 6, 1998                                                 8,293,648
         4,300,000      Dover Corp., 5.51%, due October 8, 1998                                                 4,295,393
         7,500,000      Dover Corp., 5.52%, due October 8, 1998                                                 7,491,950
         5,000,000      Dover Corp., 5.52%, due October 20, 1998                                                4,985,433
         1,500,000      duPont (E.I.) deNemours & Co., 5.50%, due October 6, 1998                               1,498,854
        15,000,000      duPont (E.I.) deNemours & Co., 5.51%, due October 16, 1998                             14,965,562
         8,500,000      duPont (E.I.) deNemours & Co., 5.24%, due October 22, 1998                              8,474,018
        10,000,000      Emerson Electric Co., 5.52%, due October 8, 1998                                        9,989,267
        20,000,000      Gannett Co., Inc., 5.50%, due October 15, 1998                                         19,957,222
         1,490,000      General Mills, Inc., 5.75%, due October 1, 1998                                         1,490,000
         1,550,000      General Mills, Inc., 5.50%, due October 16, 1998                                        1,546,448
         1,000,000      General Mills, Inc., 5.50%, due October 19, 1998                                          997,250
        13,500,000      General RE Corp., 5.50%, due October 8, 1998                                           13,485,562
         1,850,000      General RE Corp., 5.50%, due October 13, 1998                                           1,846,608
         3,000,000      General RE Corp., 5.50%, due October 14, 1998                                           2,994,042
         9,500,000      Gillette Co., 5.71%, due October 1, 1998                                                9,500,000
         5,000,000      Laclede Gas Co., 5.52%, due October 5, 1998                                             4,996,933
         2,500,000      Laclede Gas Co., 5.35%, due October 7, 1998                                             2,497,771
         1,000,000      Laclede Gas Co., 5.51%, due October 20, 1998                                              997,092
         8,185,000      Laclede Gas Co., 5.52%, due October 20, 1998                                            8,161,154
        15,000,000      Lucent Technologies, Inc., 5.45%, due October 1, 1998                                  15,000,000
        15,000,000      Lucent Technologies, Inc., 5.49%, due October 1, 1998                                  15,000,000
         7,500,000      May Department Stores Co., 5.50%, due October 5, 1998                                   7,495,417
         1,220,000      Monsanto Co., 5.52%, due October 8, 1998                                                1,218,691
         2,000,000      Monsanto Co., 5.55%, due October 8, 1998                                                1,997,842
        20,000,000      Motorola, Inc., 5.25%, due October 13, 1998                                            19,965,000
        20,000,000      Penney (J.C.) Funding Corp., 5.50%, due October 23, 1998                               19,932,778
        10,000,000      PepsiCo, Inc., 5.50%, due October 6, 1998                                               9,992,361
         6,500,000      PepsiCo, Inc., 5.25%, due October 20, 1998                                              6,481,990
         4,248,000      Proctor & Gamble Co., 5.48%, due October 13, 1998                                       4,240,240
         4,000,000      Progress Capital Holdings, Inc., 5.50%, due October 2, 1998                             3,999,389
         5,000,000      Progress Capital Holdings, Inc., 5.50%, due October 7, 1998                             4,995,417
        17,500,000      Progress Capital Holdings, Inc., 5.52%, due October 7, 1998                            17,483,900
         3,100,000      Progress Capital Holdings, Inc., 5.51%, due October 14, 1998                            3,093,832
         1,390,000      Snap On Tools Corp., 5.50%, due October 13, 1998                                        1,387,452
         4,319,000      Snap On Tools Corp., 5.50%, due October 20, 1998                                        4,306,463
         2,000,000      South Carolina Electric Gas, 5.50%, due October 20, 1998                                1,994,194
        15,875,000      South Carolina Electric Gas, 5.50%, due October 28, 1998                               15,809,516
        10,000,000      Texaco, Inc., 5.50%, due October 8, 1998                                                9,989,306
        20,000,000      Texaco, Inc., 5.48%, due October 13, 1998                                              19,963,467
         2,600,000      Times Mirror Co., 5.50%, due October 8, 1998                                            2,597,219
         5,000,000      Times Mirror Co., 5.47%, due October 22, 1998                                           4,984,046
        17,000,000      Times Mirror Co., 5.50%, due October 29, 1998                                          16,927,278
         4,850,000      Toys `R' Us, 5.50%, due October 9, 1998                                                 4,844,072
        20,000,000      Wisconsin Energy Corp., 5.43%, due October 2, 1998                                     19,996,983
         9,000,000      Wisconsin Energy Corp., 5.51%, due October 23, 1998                                     8,969,695
        13,800,000      Xerox Capital Europe PLC, 5.50%, due October 2, 1998                                   13,797,892
         5,000,000      Xerox Capital Europe PLC, 5.51%, due October 6, 1998                                    4,996,174
        10,000,000      Xerox Capital Europe PLC, 5.50%, due October 16, 1998                                   9,977,083
                                                                                                              609,764,900
GOVERNMENT SPONSORED ENTERPRISES - 0.98%
         1,000,000      Federal Home Loan Banks, 5.70%, due April 15, 1999                                      1,000,000
         5,000,000      Federal National Mortgage Association, 5.54%, due July 16, 1999                         4,998,619
                                                                                                                5,998,619
REPURCHASE AGREEMENT - 0.16%
         1,000,000      Lehman Tri-Party Repo., 5.30%, due October 1, 1998
		  (Collateralized by Federal National Mortgage Strips, due July 1, 2023)			1,000,000
TOTAL INVESTMENTS - 100.58%                                                                                 $ 616,763,519

Other assets less liabilities - (0.58%)                                                                        (3,073,411)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share; 750,000,000 shares of 0.01 par value
        capital shares authorized; 613,719,793 shares outstanding)                                          $ 613,690,108

Valuation of securities is on the basis of amortized cost, which approximates market value.

FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (unaudited)

Statement of Net Assets

        FACE                                                                                                    Market
        AMOUNT           DESCRIPTION                                                                            Value


FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 94.16%
$        4,250,000      Federal Agricultural Mortgage Corporation Discount Notes,
                        5.44%, due October 6, 1998                                                          $   4,246,789
         2,500,000      Federal Home Loan Banks Note,
                        5.70%, due April 15, 1999                                                               2,500,000
         3,996,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.46%, due October 1, 1998                                                              3,996,000
         4,440,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.42%, due October 2, 1998                                                              4,439,332
         9,578,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.44%, due October 2, 1998                                                              9,576,554
         3,232,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.45%, due October 2, 1998                                                              3,231,511
         1,400,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.46%, due October 2, 1998                                                              1,399,788
         1,250,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.45%, due October 5, 1998                                                              1,249,243
         1,941,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.15%, due October 6, 1998                                                              1,939,612
         3,000,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.43%, due October 7, 1998                                                              2,997,285
         2,000,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.45%, due October 7, 1998                                                              1,998,183
         1,000,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.46%, due October 7, 1998                                                                999,090
	13,000,000	Federal Home Loan Mortgage Corporation Discount Notes,
                        5.42%, due October 8, 1998                      1                                       2,986,299
	12,000,000	Federal Home Loan Mortgage Corporation Discount Notes,
                        5.45%, due October 8, 1998                                                             11,987,283
	13,000,000	Federal Home Loan Mortgage Corporation Discount Notes,
                        5.42%, due October 9, 1998                                                             12,984,342
         7,500,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.41%, due October 13, 1998                                                             7,486,475
	13,000,000	Federal Home Loan Mortgage Corporation Discount Notes,
                        5.42%, due October 14, 1998                                                            12,974,557
         1,711,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.44%, due October 14, 1998                                                             1,707,639
        11,000,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.45%, due October 14, 1998                                                            10,978,351
         3,000,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.44%, due October 15, 1998                                                             2,993,653
        19,380,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.42%, due October 16, 1998                                                            19,336,234
         3,142,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.43%, due October 16, 1998                                                             3,134,891
        14,000,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.45%, due October 21, 1998                                                            13,957,611
         7,000,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.30%, due October 28, 1998                                                             6,972,175
         1,400,000      Federal Home Loan Mortgage Corporation Discount Notes,
                        5.12%, due November 20, 1998                                                            1,390,044
         5,000,000      Federal National Mortgage Association Discount Notes,
                        5.44%, due October 1, 1998                                                              5,000,000
         8,000,000      Federal National Mortgage Association Discount Notes,
                        5.22%, due October 5, 1998                                                              7,995,360
        20,730,000      Federal National Mortgage Association Discount Notes,
                        5.42%, due October 5, 1998                                                             20,717,516
         8,250,000       Federal National Mortgage Association Discount Notes,
                        5.45%, due October 6, 1998                                                              8,243,755
         2,457,000      Federal National Mortgage Association Discount Notes,
                        5.43%, due October 8, 1998                                                              2,454,406
         1,931,000      Federal National Mortgage Association Discount Notes,
                        5.43%, due October 9, 1998                                                              1,928,670
	23,500,000	Federal National Mortgage Association Discount Notes,
                        5.45%, due October 9, 1998                                                             23,471,540
         3,168,000      Federal National Mortgage Association Discount Notes,
                        5.455%, due October 9, 1998                                                             3,164,160
         1,400,000      Federal National Mortgage Association Discount Notes,
                        5.44%, due October 13, 1998                                                             1,397,461
         6,100,000      Federal National Mortgage Association Discount Notes,
                        5.445%, due October 13, 1998                                                            6,088,928
         8,000,000      Federal National Mortgage Association Discount Notes,
                        5.20%, due October 14, 1998                                                             7,984,978
         4,100,000      Federal National Mortgage Association Discount Notes,
                        5.43%, due October 15, 1998                                                             4,091,342
         2,000,000      Federal National Mortgage Association Discount Notes,
                        5.40%, due October 16, 1998                                                             1,995,500
	10,743,000	Federal National Mortgage Association Discount Notes,
                        5.42%, due October 16, 1998                                                            10,718,738
	14,000,000	Federal National Mortgage Association Discount Notes,
                        5.17%, due October 20, 1998                                                            13,961,799
         4,285,000      Federal National Mortgage Association Discount Notes,
                        5.44%, due October 20, 1998                                                             4,272,697
         4,000,000      Federal National Mortgage Association Medium Term Note,
                        5.54%, due July 16, 1999                                                                3,998,895
         2,000,000      Federal National Mortgage Association Medium Term Note,
                        6.00%, due October 26, 1999                                                             2,000,612
         1,000,000      Federal National Mortgage Association Medium Term Note,
                        6.04%, due October 26, 1999                                                             1,000,340
                                                                                                              287,949,638
REPURCHASE AGREEMENT - 6.15%
	18,800,000	Lehman Tri-Party Repo., 5.30%, due October 1, 1998
		  (Collateralized by Federal National Mortgage Strips, due February 1, 2023,
		  Federal National Mortgage Strips, due July 1, 2023,
                  Federal National Mortgage Strips, due November 1, 2026)                                      18,800,000
TOTAL INVESTMENTS - 100.31%                                                                                 $ 306,749,638

Other assets less liabilities - (0.31%)                                                                          (950,763)

TOTAL NET ASSETS - 100.00%
	(equivalent of $1.00 per share; 750,000,000 shares of 0.01 par value
        capital shares authorized; 305,846,998 shares outstanding)                                          $ 305,798,875

Valuation of securities is on the basis of amortized cost, which approximates market value.


This report has been prepared for the information of the Shareholders of UMB Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

MANAGER AND INVESTMENT COUNSEL
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri

UMB Scout Funds
P.O. Box 410498
Kansas City, MO 64141-0498

TOLL FREE 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial
Corporation.
UMB Financial Corporation also claims service mark rights to the Scout design.